Consolidated Balance Sheet (USD $)	May 31, 2012	Aug. 31, 2011	Aug. 31, 2010
Current Assets
Cash	$ 14,659	$ 43,901	$ 206
Trade accounts receivable, less allowance for uncollectible accounts	2,268	3,135
Inventory	16,457	7,986
Due from Affiliate	52,940
Current Portion of Prepaid Expenses	13,000	62,200	54,200
Employee Receivable	4,349	4,349	1,396
Total Current Assets	103,673	121,571	55,802
Property & Equipment (Net of Accumulated Depreciation)	10,905	17,293
Goodwill	405,000	405,000
Intangible Assets (Net of Accumulated Amortization)	1,246	1,828
Long Term Assets
Non Current Portion of Prepaid Expenses		10,300	28,400
Non Current Portion of Deposits	661		1,059
Total Long Term Assets	661	10,300	29,459
TOTAL ASSETS	521,485	555,992	85,261
Current Liabilities
Accounts Payable	67,194	27,564	21,342
Notes Payable	233,393	159,911	156,566
Convertible notes payable, net of discount	62,483	42,430
Due to Affiliate/Others	8,000	8,000
Accrued Expenses	90,319	67,206	128,095
Total Current Liabilities	461,389	305,111	306,003
Long Term Liabilities
Notes Payable - Non Current	40,211	79,143
Total Long Term Liabilities	40,211	79,143
TOTAL LIABILITIES	501,600	384,254	306,003
STOCKHOLDERS' EQUITY
Common Stock	200,114	20,838	17,553
Preferred Stock
Series AA Preferred Stock	5	5
Series B Preferred Stock	3,201
NonVoting Convertible Preferred Stock	75,000
Additional Paid in Capital	2,703,177	1,619,330	537,415
Contributed Capital	274,162	274,162	15,104
Accumulated Deficit	(3,235,774)	(1,742,597)	(790,814)
Total Stockholders' Equity	19,885	171,738	(220,742)
TOTAL LIABILITIES & STOCKHOLDERS' EQUITY	$ 521,485	$ 555,992	$ 85,261